Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [Line Items]
Nominal amounts		¥ 387,253,951	¥ 372,678,085
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	[1]	91,810,227	88,926,181
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	[1]	15,139,799	14,869,558
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts		¥ 106,950,026	¥ 103,795,739

[1]	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.